BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 0			$ 8,390				$ 792,416
Total Current Assets	15,597			121,530				1,136,255
TOTAL ASSETS	40,309,194			230,279,789				231,227,617
Current liabilities
Loan payable, current				10,486,000				1,978,000
Total current liabilities	18,736,154			6,788,398				859,811
Loan payable, noncurrent				11,351,000				4,418,000
TOTAL LIABILITIES	48,501,854			27,604,480				34,398,811
Class A ordinary shares subject to possible redemption	40,293,597			230,000,000				230,000,000
Stockholders' deficit
Additional paid in capital				0				0
Accumulated deficit	(48,486,832)			(27,325,266)				(33,171,769)
Total Shareholders' Deficit	(48,486,257)	$ (19,749,609)	$ (28,875,317)	(27,324,691)	$ (23,449,956)	$ (45,738,217)	$ (44,695,623)	(33,171,194)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT				230,279,789				231,227,617
TEMPO AUTOMATION INC
Current assets
Cash and cash equivalents	533,000			2,864,000	23,524,000			17,340,000
Accounts receivable, net	1,945,000			2,918,000				2,713,000
Inventory	2,916,000			879,000				168,000
Contract assets	990,000			1,219,000				608,000
Prepaid expenses and other current assets	933,000			892,000				535,000
Total Current Assets	7,317,000			8,772,000				21,364,000
Property and equipment, net	7,031,000			8,891,000				10,602,000
Operating leases - right of use asset	565,000			1,323,000				2,109,000
Restricted cash	320,000			320,000				406,000
Other noncurrent assets	6,208,000			2,925,000				257,000
TOTAL ASSETS	21,441,000			22,231,000				34,738,000
Current liabilities
Accounts payable	4,994,000			1,583,000				467,000
Contract liabilities	2,086,000			175,000				80,000
Accrued liabilities	5,195,000			3,971,000				933,000
Accrued compensation and related benefits	1,186,000			1,249,000				604,000
Operating lease liability, current	801,000			1,111,000				987,000
Finance lease, current	1,897,000			1,091,000				906,000
Loan payable, current				10,486,000				1,978,000
Total current liabilities	98,745,000			19,666,000				5,955,000
Operating lease liability, noncurrent	38,000			546,000				1,657,000
Finance lease, noncurrent				1,606,000				2,697,000
Loan payable, noncurrent	880,000			11,351,000				4,418,000
Other noncurrent liabilities				5,573,000	3,925,000			341,000
TOTAL LIABILITIES	132,098,000			38,742,000	45,804,000			15,068,000
Commitment and contingencies (Note 15)
Class A ordinary shares subject to possible redemption	75,684,000			75,684,000	75,684,000			75,684,000		$ 75,684,000
Stockholders' deficit
Common stock, $0.00001 par value. 63,299,666 and 66,000,000 shares authorized at December 31, 2021 and 2020, respectively; 10,037,305 and 9,773,097 shares issued and outstanding at December 31, 2021 and 2020, respectively				0				0
Additional paid in capital	18,489,000			16,117,000				4,285,000
Accumulated deficit	(204,830,000)			(108,312,000)	(84,687,000)			(60,299,000)
Total Shareholders' Deficit	(186,341,000)			(92,195,000)	$ (78,478,000)			(56,014,000)		$ (38,295,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 21,441,000			$ 22,231,000				$ 34,738,000